Share Capital Stock Subscriptions (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Oct. 30, 2019	Oct. 09, 2019
Class of Stock [Line Items]
Common Stock, Shares, Issued	7,867,186	3,850,105	330,000	149,500
Shares Issued, Price Per Share			$ 1.07	$ 1.19